Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
At December 31, 2012, minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year were as follows:

(Millions of dollars)
2013	$14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$95